Risk Management (Details) - Schedule of market risk - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial management portfolio - local currency [Member] | Loss Limit [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	$ 32,865	$ 100,000
Effect on capital	84,864	329,275
Financial management portfolio - local currency [Member] | High [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	31,233	66,504
Effect on capital	80,097	302,263
Financial management portfolio - local currency [Member] | Low [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	13,694	26,492
Effect on capital	41,653	214,596
Financial management portfolio - local currency [Member] | Weighted Average [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	24,018	45,380
Effect on capital	62,916	255,070
Financial management portfolio - foreign currency [Member] | Loss Limit [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	36,619	32
Effect on capital	34,991	53
Financial management portfolio - foreign currency [Member] | High [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	8,545	19
Effect on capital	32,205	47
Financial management portfolio - foreign currency [Member] | Low [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	698	2
Effect on capital	1,055	12
Financial management portfolio - foreign currency [Member] | Weighted Average [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	3,733	5
Effect on capital	17,615	33
Financial management portfolio - consolidated [Member] | Loss Limit [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	32,865	100,000
Effect on capital	84,864	329,275
Financial management portfolio - consolidated [Member] | High [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	25,709	67,584
Effect on capital	78,259	286,436
Financial management portfolio - consolidated [Member] | Low [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	12,854	25,111
Effect on capital	56,857	210,706
Financial management portfolio - consolidated [Member] | Weighted Average [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	21,041	46,044
Effect on capital	$ 69,577	$ 246,292